Derivative Instruments	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Instruments
17.	Derivative Instruments

The Company is exposed to certain risks relating to its business operations. Foreign currency option and forward contracts are used to manage the foreign exchange exposures of operations outside the U.S. Swap contracts on commodities historically have been periodically entered into to manage the price risk associated with forecasted purchases of commodities used in the Company’s manufacturing processes. Risks that relate to interest rate exposure are managed by using derivative instruments, such as interest rate lock contracts. Changes in the fair value of the derivative financial instruments are recognized in the Company’s earnings unless specific hedge criteria are met.

Foreign Exchange Exposure

The Company has foreign exchange exposure on the translation of the financial statements and on transactions denominated in foreign currencies. The Company’s policy allows for the use of various forward and option contracts to manage foreign currency exposures on accounts and notes receivable, accounts payable, intercompany loans, intercompany cash pooling arrangements and forecasted transactions that are denominated in certain foreign currencies. Existing contracts did not meet the necessary criteria to qualify for hedge accounting; accordingly, all associated changes in fair value were recognized in earnings.

The location and amount of the net gain (loss) on foreign exchange forward and option contracts not designated as hedging instruments was recorded as follows:

	Three Months Ended		Six Months Ended
	March 28, 2014	March 29, 2013	March 28, 2014	March 29, 2013
Cost of sales	$(0.2)	$(1.5)	$(0.4)	$(2.4)
Selling, general and administrative	0.3	1.2	0.3	2.3
Other (expense) income, net	1.5	—	5.7	—

	$1.6	$(0.3)	$5.6	$(0.1)

Foreign currency losses included within net income for the three and six months ended March 28, 2014 were $4.3 million and $9.3 million, respectively, and for the six months ended March 29, 2013 were $0.5 million. Foreign currency losses for the three months ended March 29, 2013 were immaterial.

The fair value of foreign exchange forward and option contracts were included in the following captions of our unaudited condensed consolidated balance sheets at the end of each period:

	March 28, 2014	September 27, 2013
Prepaid expenses and other current assets	$0.6	$0.9
Accrued and other current liabilities	0.6	1.4

Commodities Exposure

Prior to the Separation, Covidien entered into gas commodity swap contracts on behalf of the Company, which were accounted for as cash flow hedges. As of March 28, 2014, there were no outstanding gas commodity swap contracts; however, the Company may utilize such contracts in the future to mitigate price risk associated with its forecasted commodity purchases. The amounts of the net losses on these contracts recorded during the three and six months ended March 29, 2013 were as follows:

	Three Months Ended	Six Months Ended
Cost of sales	$0.1	$0.2
Selling, general and administrative	0.3	0.6

	$0.4	$0.8

Interest Rate Exposure

MIFSA entered into three forward interest rate lock contracts in March 2013 and April 2013, each with a $300.0 million notional value and designated as cash flow hedges, against the risk of variability in market interest rates in advance of its anticipated issuance of its ten-year fixed rate senior notes due April 2023. Each interest rate lock contract was considered to be highly effective and the $7.6 million loss resulting from their settlements was recorded in accumulated other comprehensive income. As of March 28, 2014, $7.0 million of this loss remains in accumulated other comprehensive income and will be amortized to interest expense over the remaining term of the ten-year notes.

19.	Derivative Instruments

The Company is exposed to certain risks relating to its business operations. Prior to the Separation on June 28, 2013, the Company participated in the centralized hedging functions of Covidien to help mitigate risks related to foreign exchange exposure and certain commodity price exposures. Foreign currency option and forward contracts were used to manage the foreign exchange exposures of operations outside the U.S. Swap contracts on commodities were periodically entered into to manage the price risk associated with forecasted purchases of commodities used in the Company’s manufacturing processes. The associated derivative assets and liabilities for these types of instruments were not included on the Company’s combined balance sheet prior to June 28, 2013, since derivative activity was centrally managed by Covidien. In conjunction with the Separation, the Company assumed the foreign currency forward and option contacts directly related to its business and, as such, has recognized the fair value of the these derivatives in its consolidated balance sheet as of September 27, 2013. The commodity swap contracts were retained by Covidien. Changes in the fair value of the derivative financial instruments which related to the Company’s business operations have been recognized in the Company’s earnings unless specific hedge criteria are met. Covidien designated certain commodity swap contracts as cash flow hedges but did not designate the foreign currency forward and option contracts as hedging instruments.

Risks that relate to interest rate exposure were managed by using derivative instruments. In March 2013 and April 2013, MIFSA entered into forward interest rate lock contracts to hedge the risk of variability in the market interest rates prior to the issuance of the Notes in April 2013. These transactions have been reflected in the consolidated and combined financial statements for all periods, since the transactions were solely entered into in connection with the Separation and were not centrally managed by Covidien.

Foreign Exchange Exposure

The Company has foreign exchange exposure on the translation of the financial statements and on transactions denominated in foreign currencies. The Company’s policy is to use various forward and option contracts to manage foreign currency exposures on accounts and notes receivable, accounts payable, intercompany loans, intercompany cash pooling arrangements and forecasted transactions that are denominated in certain foreign currencies. These contracts did not meet the necessary criteria to qualify for hedge accounting; accordingly, all associated changes in fair value were recognized in earnings.

The location and amount of the net gain (loss) on foreign exchange forward and option contracts not designated as hedging instruments was recorded as follows:

	Fiscal Year
	2013	2012	2011
Cost of sales	$2.2	$(0.3)	$(3.7)
Selling, general and administrative	—	0.1	0.1
Other income, net	8.3	—	—

	$10.5	$(0.2)	$(3.6)

Foreign currency losses included within net income for fiscal 2013 and 2011 were $14.2 million and $4.3 million, respectively. The impact of foreign currency on net income in fiscal 2012 was immaterial.

The fair value of foreign exchange forward contracts are included in the following captions of our consolidated and combined balance sheets at the end of each period:

	September 27, 2013	September 28, 2012
Prepaid expenses and other current assets	$0.9	$—
Accrued and other current liabilities	1.4	—

Commodities Exposure

Prior to the Separation, Covidien entered into gas commodity swap contracts on behalf of the Company, which were accounted for as cash flow hedges. The amounts of the net losses on these contracts were recorded as follows:

	Fiscal Year
	2013	2012	2011
Cost of sales	$0.3	$0.9	$0.8
Selling, general and administrative	0.8	2.3	2.4

	$1.1	$3.2	$3.2

As of September 27, 2013, there were no outstanding gas commodity swap contracts; however, the Company may utilize such contracts in the future to mitigate price risk associated with its forecasted commodity purchases.

Interest Rate Exposure

MIFSA entered into three forward interest rate lock contracts in March 2013 and April 2013, each with a $300 million notional value and designated as cash flow hedges, against the risk of variability in market interest rates in advance of its anticipated issuance of its ten-year fixed rate senior notes due April 2023. Each interest rate lock contract was considered to be highly effective and the $7.6 million loss resulting from their settlements was recorded in accumulated other comprehensive income. As of September 27, 2013, $7.3 million of this loss remains in accumulated other comprehensive income and will be amortized to interest expense over the remaining term of the ten-year notes.